Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Changes In Carrying Amount Of Goodwill

Balance at December 31, 2009	$303,257
Acquired goodwill	446

Balance at December 31, 2010	303,703
Acquired goodwill	15,737

Balance at December 31, 2011	$319,440

Schedule Of Intangible Assets

December 31,	Estimated Useful Lives	2011	2010
Indefinite lived intangible assets:
Trade names, trademarks and distribution rights		$50,503	$37,963
Finite lived intangible assets:
Customer relationships	10-15 years	29,530	22,120
Trade name	10 years	1,150	—
Non-compete agreements	7 years	369	369
Less: accumulated amortization		(6,186)	(3,825)

Finite lived intangible assets, net		24,863	18,664

		$75,366	$56,627

Schedule Of Future Amortization Expense Related To Finite Lived Intangible Assets

2012	$2,506
2013	2,496
2014	2,472
2015	2,461
2016	2,461

Total	$12,396